SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans

As of December 31, 2019, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2019

Stock options exercised and outstanding	28,286,653
RSUs vested and outstanding	2,741,853
Ordinary shares available for issuance under the Equity Incentive Plans	2,284,461

Total reserved and authorized shares as of December 31, 2019	33,312,967

Summary of Stock Option Activity

A summary of employees and directors option activity under the Company's Stock Option Plans as of December 31, 2019 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	4,855,203	$16.96	3.30	$29,774
Granted	1,207,866	24.05
Exercised	(1,250,680)	14.43
Expired	(2,875)	16.43

Forfeited	(511,235)	18.24

Outstanding at December 31, 2019	4,298,279	$19.54	3.12	$27,514

Exercisable at December 31, 2019	1,185,612	$15.42	1.91	$12,361

Vested and expected to vest at December 31, 2019	3,980,155	$19.27	3.04	$26,549

Summary of Stock Options Outstanding by Exercise Price Range

The options outstanding under the Company's Stock Option Plans as of December 31, 2019, have been separated into ranges of exercise price as follows:

December 31, 2019
Outstanding				Exercisable
Ranges of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted Average Exercise price

$10.04-14.74	1,291,709	1.73	$13.40	620,850	$13.31
$15.09-19.30	905,825	2.43	$16.78	490,075	$16.44
$20.62-27.15	2,100,745	4.28	$24.51	74,687	$26.29

	4,298,279			1,185,612

Summary of RSU Activity

The following table summarizes information relating to RSUs, as well as changes to such awards during 2019:

Year ended December 31, 2019

Outstanding at January 1, 2019	1,077,909
Granted	802,513
Vested	(388,073)
Forfeited	(125,436)

Outstanding as of December 31, 2019	1,366,913

Summary of Stock-Based Compensation Expense

Stock-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2019	2018	2017

Cost of revenues	$224	$221	$241
Research and development, net	2,855	3,123	3,867
Sales and marketing	6,953	7,072	6,894
General and administrative	3,032	2,087	2,029

Total expenses	$13,064	$12,503	$13,031